Summary Of Significant Accounting Policies - Additional Information (Detail) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Customer shares	Dec. 31, 2017 USD ($) Customer shares	Dec. 31, 2016 USD ($) Customer shares	Jan. 01, 2019 USD ($)
Significant Accounting Policies [Line Items]
Subsidiary ownership percentage		100.00%
Number of customers accounted for 10% or more sales | Customer	2	2	1
Depreciation and amortization | $	$ 11,832	$ 10,599	$ 9,482
Warranty period for manufacturing defects of products	1 year
Evaluation of tax benefits realized upon settlement		50.00%
Minimum
Significant Accounting Policies [Line Items]
Short term investment maturity period		3 months
Maximum
Significant Accounting Policies [Line Items]
Short term investment maturity period		1 year
Held-to-maturity investment maturity period		1 year
Net sales | Customers accounted for 10% or more | Top Ten Customers [Member]
Significant Accounting Policies [Line Items]
Major customers percentage of net sales	69.00%	72.00%	75.00%
Net sales | Customers accounted for 10% or more | One Customer [Member]
Significant Accounting Policies [Line Items]
Major customers percentage of net sales			28.00%
Net sales | Customers accounted for 10% or more | Two Customers [Member]
Significant Accounting Policies [Line Items]
Major customers percentage of net sales	34.00%	39.00%
Employee Stock Option And Restricted Stock Units [Member]
Significant Accounting Policies [Line Items]
The effect of dilutive securities of employee stock options and restricted stock units | shares	389	868	1,131
Employee Stock Option And Restricted Stock Units [Member] | American Depositary Shares
Significant Accounting Policies [Line Items]
The effect of dilutive securities of employee stock options and restricted stock units | shares	97	218	283
Subsequent Event | Accounting Standards Update 2016-02
Significant Accounting Policies [Line Items]
Lease right of use assets and liabilities | $				$ 7,886
Development technology | Minimum
Significant Accounting Policies [Line Items]
Intangible asset amortized over estimated useful lives		3 years 6 months
Development technology | Maximum
Significant Accounting Policies [Line Items]
Intangible asset amortized over estimated useful lives		5 years 6 months
Software | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		1 year
Software | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		5 years
Buildings | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		25 years
Buildings | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		50 years
Machinery and Equipment | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		3 years
Machinery and Equipment | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		6 years
Furniture and Fixtures | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		3 years
Furniture and Fixtures | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		8 years
Leasehold And Building Improvement | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		2 years
Leasehold And Building Improvement | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		6 years